Related party transactions - President, CEO (Details) - Rajeev Suri - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Base salary / fee	€ 1,050,000	€ 1,050,000	€ 1,049,044
Cash incentive payments	873,862	997,369	780,357
Share-based payment expenses	1,978,268	2,606,613	5,296,960
Pension expenses	312,607	338,787	469,737
Total	€ 4,214,737	€ 4,992,769	€ 7,596,098